Rental Property Activity	12 Months Ended
Dec. 31, 2012
Rental Property Activity

3. Rental Property Activity

The Company had the following rental property activity during the year ended December 31, 2012 as described below:

•	In January 2012, Aviv Financing II acquired a land parcel in Ohio from an unrelated third party for a purchase price of $275,000. The Company financed this purchase through cash.

•

In March 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of approximately $4,800,000. The Company financed this purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of approximately $2,500,000. The Company financed this purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired seven properties in Iowa and one property in Nebraska from an unrelated third party for a purchase price of approximately $16,200,000. The Company financed this purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line (see Footnote 7).

•

In April 2012, Aviv Financing V acquired fifteen properties in Texas from an unrelated third party for a purchase price of $72,700,000. The Company financed the purchase through cash and borrowings of $37,500,000 under the 2016 Revolver (see Footnote 7).

•

In April 2012, Aviv Financing I acquired one property in Florida from an unrelated third party for a purchase price of $4,936,000. The Company financed the purchase through cash and borrowings of $3,455,200 under the Acquisition Credit Line (see Footnote 7).

•	In April 2012, Aviv Financing II sold two properties in Arkansas to an unrelated third party for a sales price of $10,180,000 and recognized a net gain of approximately $438,000.

•	In April 2012, Aviv Financing III sold a property in Arkansas to an unrelated third party for a sales price of $17,100,000 and recognized a net gain of approximately $4,306,300.

•	In April 2012, Aviv Financing II sold a property in Massachusetts to an unrelated third party for a sales price of $7,500,000, and recognized a net loss of approximately $319,000.

•

In May 2012, Aviv Financing V acquired one property in Wisconsin from an unrelated third party for a purchase price of $2,500,000. The Company financed the purchase through cash and borrowings of $1,750,000 under the 2016 Revolver (see Footnote 7).

•	In May 2012, Aviv Financing V acquired one vacant land parcel in Texas from an unrelated third party for a purchase price of $60,000. The Company financed the purchase through cash.

•

In June 2012, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of $16,000,000. The Company financed the purchase through the assumption of the seller’s loan of approximately $11,460,000 and cash.

•	In July 2012, Aviv Financing II acquired a property in Indiana from an unrelated third party for a purchase price of $8,400,000. The Company financed the purchase through cash.

•	In August 2012, Aviv Financing II acquired a property in Idaho from an unrelated third party for a purchase price of $6,000,000. The Company financed the purchase through cash.

•	In September 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of approximately $1,162,000. The Company financed the purchase through cash.

•

In September 2012, Aviv Financing V acquired a property in Kentucky from an unrelated third party for a purchase price of approximately $9,925,000. The Company financed the purchase through borrowings under the 2016 Revolver (see Footnote 7).

•	In October 2012, Aviv Financing II acquired a property in Wisconsin from an unrelated third party for a purchase price of $7,600,000. The Company financed this purchase through cash.

•	In October 2012, Aviv Financing I sold a property in Washington to an unrelated third party for a sales price of $330,000 and recognized a net loss of approximately $18,300.

•	In October 2012, Aviv Financing II sold a portion of a vacant land parcel in Ohio to an unrelated third party for a sales price of $140,429 and recognized a net gain of approximately $1,350.

•	In November 2012, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $5,000,000. The Company financed this purchase through cash.

•	In November 2012, Aviv Financing II acquired four properties in Florida from an unrelated third party for a purchase price of $14,100,000. The Company financed this purchase through cash.

•	In November 2012, Aviv Financing II sold a property in Idaho to an unrelated third party for a sales price of $750,000 and recognized a net gain of approximately $27,700.

•	In November 2012, Aviv Financing II sold a property in Texas to an unrelated third party for a sales price of $200,000 and recognized a net loss of approximately $2,000.

•	In December 2012, Aviv Financing I acquired a vacant land parcel in Texas from an unrelated third party for a purchase price of $92,561. The Company financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of $975,000. The Company financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $7,600,000. The Company financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired two properties in Oklahoma from an unrelated third party for a purchase price of approximately $3,500,000. The Company financed this purchase through cash.

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the years ended 2012 and 2011 as of January 1, 2011 (unaudited):

	For the Year Ended December 31,
	2012	2011
Total revenues	$132,997,084	$117,864,250
Net income	16,491,617	22,599,439

For the year ended December 31, 2012, revenues attributable to the acquired assets was approximately $11.4 million, and net income attributable to the acquired assets was approximately $6.4 million, respectively, recognized in the consolidated statements of operations and comprehensive income.

Related to the above business combinations, the Company incurred approximately $1,795,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price paid for these properties acquired in 2012 as follows using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$20,831,000
Buildings and improvements	148,307,000
Furniture, fixtures and equipment	15,188,000
Mortgages and other notes payable assumed	(11,460,000)

Borrowings and available cash	$172,866,000

For the business combinations in 2012, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The following summarizes the Company’s construction in progress at:

	December 31, 2012	December 31, 2011
Beginning Balance, January 1, 2012 and 2011, respectively	$28,293,083	$2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)	—
Placed in service	(41,105,831)	—

	$4,483,684	$28,293,083

During 2012 and 2011, the Company capitalized expenditures for improvements related to various development projects. In 2012, the Company placed into service three additions and two remodels to three properties located in Washington and two development properties located in Connecticut. In accordance with ASC 835 Capitalization of Interest (ASC 835), the Company capitalizes interest based on the average cash balance of construction in progress for the period using the weighted-average interest rate on all outstanding debt, which approximated 6.8% for the year ended December 31, 2012. The balance of capitalized interest within construction in progress at December 31, 2012 and 2011 was $71,514 and $682,273, respectively. The amount capitalized during the year ended December 31, 2012 and 2011, relative to interest incurred was $1,051,987 and $374,970, respectively.

The Company had the following rental property activity during the year ended December 31, 2011 as described below:

•

In January 2011, Aviv Financing I acquired a property in Kansas from an unrelated third party for a purchase price of $3,045,000. The Company financed this purchase through cash and borrowings of $2,131,000 under the Acquisition Credit Line (see Footnote 7).

•	In March 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of approximately $2,200,000. The Company financed this purchase through cash.

•	In March 2011, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $9,581,000. The Company financed this purchase through cash.

•

In March 2011, Aviv Financing II acquired a property in Florida from an unrelated third party for a purchase price of approximately $10,000,000. The Company financed this purchase through borrowings of $10,200,000 under the 2014 Revolver (see Footnote 7).

•	In April 2011, Aviv Financing II acquired three properties in Ohio from an unrelated third party for a purchase price of $9,250,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Kansas from an unrelated third party for a purchase price of $1,300,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $2,093,000. The Company financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired three properties in Texas from an unrelated third party for a purchase price of $8,707,000. The Company financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired three properties in Kansas from an unrelated third party for a purchase price of $2,273,000. The Company financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired a property in Missouri from an unrelated third party for a purchase price of $5,470,000. The Company financed this purchase through cash.

•

In May 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $12,000,000. In addition, as part of this acquisition, the Company recognized an approximate $3,333,000 addition to the purchase price as per the guidance within ASC 805 as it relates to the earn-out provision defined at closing (Level 3). The Company financed this purchase through cash.

•

In August 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,100,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In August 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $5,500,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In September 2011, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $3,200,000. The Company financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Oklahoma from an unrelated third party for a purchase price of $3,300,000. The Company financed this purchase through cash and borrowings of $1,940,000 under the Acquisition Credit Line (see Footnote 7).

•	In November 2011, Aviv Financing I sold three vacant land parcels in Massachusetts to unrelated third parties for a sales price of $1,360,000 and recognized a gain of approximately $1,110,000.

•

In November 2011, Aviv Financing I acquired five properties in Kansas from an unrelated third party for a purchase price of $10,800,000. The Company financed this purchase through cash and borrowings of $7,560,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired seven properties in Pennsylvania and Ohio from an unrelated third party for a purchase price of $50,142,813. The Company financed this purchase through cash and borrowings of approximately $37,340,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,657,187. The Company financed this purchase through cash. In December 2011, the Company added borrowings of approximately $4,660,000 under the Acquisition Credit Line (see Footnote 7) in connection with this property.

•

In December 2011, Aviv Financing I acquired eleven properties in California and Nevada from an unrelated third party for a purchase price of $24,845,100. The Company financed this purchase through cash and borrowings of $17,392,000 under the Acquisition Credit Line (see Footnote 7).

•

In December 2011, Aviv Financing I acquired a property in Arkansas from an unrelated third party for a purchase price of $4,750,000. The Company financed this purchase through cash and borrowings of $3,325,000 under the Acquisition Credit Line (see Footnote 7).

•	In December 2011, Aviv Financing I sold a vacant land parcel in Massachusetts to an unrelated third party for a sales price of $150,000 and recognized a gain of approximately $60,000.

Related to the above business combinations, the Company incurred approximately $2,824,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

For the business combinations in 2011, other than the acquisition in December for a purchase price of $24,845,100, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to any intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Company had the following rental property activity during the year ended December 31, 2010 as described below:

•

In March 2010, Aviv Financing III recognized an additional $8,121,000 addition to the purchase price for the August 2008 acquisitions of eight properties in California and Oregon from an unrelated third party as per the guidance within ASC 805. The addition is related to the earn-out provision defined at closing. Such $8,121,000 additions along with $1,480,000 previously accrued amounts at December 31, 2009 related to the acquisitions of two properties in April 2009 in California and Nevada under Aviv Financing I, were paid out in the amount of approximately $9,601,000.

•	In June 2010, Aviv Financing III acquired a property in Tennessee from an unrelated third party for a purchase price of approximately $3,380,000. The Company financed this purchase through cash.

•

In July 2010, Aviv Financing I disposed of two properties in California to an unrelated third party for a total selling price of approximately $3,988,000, which resulted in a gain on disposal of approximately $582,000. The proceeds from the sale were primarily used to pay down a portion of the existing Credit Facility (see Footnote 7) by approximately $3,883,000.

•

In September 2010, Aviv Financing I acquired a property in Virginia from an unrelated third party for a purchase price of approximately $5,000,000. The Company financed this purchase through borrowings of approximately $3,162,000 under the Revolver (see Footnote 7).

•

In October 2010, Aviv Financing I acquired four properties in Missouri from various unrelated third parties for a purchase price of approximately $10,460,000. The Company financed this purchase through borrowings of approximately $7,718,000 under the 2014 Revolver (see Footnote 7).

•

In November 2010, Aviv Financing III acquired a property in California from an unrelated third party for a purchase price of approximately $11,500,000. The Company financed this purchase through borrowings of approximately $7,800,000 under an acquisition loan.

•	In December 2010, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of approximately $2,600,000. The Company financed this purchase through cash.

•

In December 2010, Aviv Financing I acquired four properties in Kansas, Texas and Connecticut, from unrelated third parties for a purchase price of approximately $21,944,000. The Company financed this purchase through borrowings of approximately $15,666,000 under the 2014 Revolver (see Footnote 7).

•	In December 2010, Aviv Financing I sold a property located in Texas to an unrelated third party for a sales price of approximately $96,000.

Related to the above business combinations, the Company incurred approximately $618,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Company allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs as a result of the Company purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

For the business combinations in 2010, the Company’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Company considers renewals on above- or below-market leases when ascribing value to the in-place lease intangible liabilities at the date of a property acquisition. In those instances where the renewal lease rate pursuant to the terms of the lease does not adjust to a current market rent, the Company evaluates whether the stated renewal rate is above or below current market rates and considers the past and current operations of the property, the current rent coverage ratio of the operator, and the number of years until potential renewal option exercise. If renewal is considered probable based on these factors, an additional lease intangible liability is recorded at acquisition and amortized over the renewal period.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Rental Property Activity

3. Rental Property Activity

The Partnership had the following rental property activity during the year ended December 31, 2012 as described below:

•	In January 2012, Aviv Financing II acquired a land parcel in Ohio from an unrelated third party for a purchase price of $275,000. The Partnership financed this purchase through cash.

•

In March 2012, Aviv Financing I acquired a property in Nevada from an unrelated third party for a purchase price of approximately $4,800,000. The Partnership financed this purchase through cash and borrowings of $3,339,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of approximately $2,500,000. The Partnership financed this purchase through cash and borrowings of $1,750,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2012, Aviv Financing I acquired seven properties in Iowa and one property in Nebraska from an unrelated third party for a purchase price of approximately $16,200,000. The Partnership financed this purchase through cash and borrowings of $10,360,000 under the Acquisition Credit Line (see Footnote 7).

•

In April 2012, Aviv Financing V acquired fifteen properties in Texas from an unrelated third party for a purchase price of $72,700,000. The Partnership financed the purchase through cash and borrowings of $37,500,000 under the 2016 Revolver (see Footnote 7).

•

In April 2012, Aviv Financing I acquired one property in Florida from an unrelated third party for a purchase price of $4,936,000. The Partnership financed the purchase through cash and borrowings of $3,455,200 under the Acquisition Credit Line (see Footnote 7).

•	In April 2012, Aviv Financing II sold two properties in Arkansas to an unrelated third party for a sales price of $10,180,000 and recognized a net gain of approximately $438,000.

•	In April 2012, Aviv Financing III sold a property in Arkansas to an unrelated third party for a sales price of $17,100,000 and recognized a net gain of approximately $4,306,300.

•	In April 2012, Aviv Financing II sold a property in Massachusetts to an unrelated third party for a sales price of $7,500,000, and recognized a net loss of approximately $319,000.

•

In May 2012, Aviv Financing V acquired one property in Wisconsin from an unrelated third party for a purchase price of $2,500,000. The Partnership financed the purchase through cash and borrowings of $1,750,000 under the 2016 Revolver (see Footnote 7).

•	In May 2012, Aviv Financing V acquired one vacant land parcel in Texas from an unrelated third party for a purchase price of $60,000. The Partnership financed the purchase through cash.

•

In June 2012, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of $16,000,000. The Partnership financed the purchase through the assumption of the seller’s loan of approximately $11,460,000 and cash.

•	In July 2012, Aviv Financing II acquired a property in Indiana from an unrelated third party for a purchase price of $8,400,000. The Partnership financed the purchase through cash.

•	In August 2012, Aviv Financing II acquired a property in Idaho from an unrelated third party for a purchase price of $6,000,000. The Partnership financed the purchase through cash.

•

In September 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of approximately $1,162,000. The Partnership financed the purchase through cash.

•

In September 2012, Aviv Financing V acquired a property in Kentucky from an unrelated third party for a purchase price of approximately $9,925,000. The Partnership financed the purchase through borrowings under the 2016 Revolver (see Footnote 7).

•	In October 2012, Aviv Financing II acquired a property in Wisconsin from an unrelated third party for a purchase price of $7,600,000. The Partnership financed this purchase through cash.

•	In October 2012, Aviv Financing I sold a property in Washington to an unrelated third party for a sales price of $330,000 and recognized a net loss of approximately $18,300.

•	In October 2012, Aviv Financing II sold a portion of a vacant land parcel in Ohio to an unrelated third party for a sales price of $140,429 and recognized a net gain of approximately $1,350.

•	In November 2012, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $5,000,000. The Partnership financed this purchase through cash.

•	In November 2012, Aviv Financing II acquired four properties in Florida from an unrelated third party for a purchase price of $14,100,000. The Partnership financed this purchase through cash.

•	In November 2012, Aviv Financing II sold a property in Idaho to an unrelated third party for a sales price of $750,000 and recognized a net gain of approximately $27,700.

•	In November 2012, Aviv Financing II sold a property in Texas to an unrelated third party for a sales price of $200,000 and recognized a net loss of approximately $2,000.

•	In December 2012, Aviv Financing I acquired a vacant land parcel in Texas from an unrelated third party for a purchase price of $92,561. The Partnership financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in California from an unrelated third party for a purchase price of $975,000. The Partnership financed the purchase through cash.

•	In December 2012, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $7,600,000. The Partnership financed the purchase through cash.

•

In December 2012, Aviv Financing II acquired two properties in Oklahoma from an unrelated third party for a purchase price of approximately $3,500,000. The Partnership financed this purchase through cash.

The following table illustrates the effect on total revenues and net income as if we had consummated the acquisitions during the years ended 2012 and 2011 as of January 1, 2011 (unaudited):

	For the Year Ended December 31,
	2012	2011
Total revenues	$132,997,084	$117,864,250
Net income	16,491,617	22,599,439

For the year ended December 31, 2012, revenues attributable to the acquired assets was approximately $11.4 million, and net income attributable to the acquired assets was approximately $6.4 million, respectively, recognized in the consolidated statements of operations and comprehensive income.

Related to the above business combinations, the Partnership incurred approximately $1,795,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2012 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$20,831,000
Buildings and improvements	148,307,000
Furniture, fixtures and equipment	15,188,000
Mortgages and other notes payable assumed	(11,460,000)

Borrowings and available cash	$172,866,000

For the business combinations in 2012, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The following summarizes the Partnership’s construction in progress at:

	December 31, 2012	December 31, 2011
Beginning Balance, January 1, 2012 and 2011, respectively	$28,293,083	$2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)	—
Placed in service	(41,105,831)	—

	$4,483,684	$28,293,083

During 2012 and 2011, the Partnership capitalized expenditures for improvements related to various development projects. In 2012, the Partnership placed into service three additions and two remodels to three properties located in Washington and two development properties located in Connecticut. In accordance with ASC 835Capitalization of Interest (ASC 835), the Partnership capitalizes interest based on the average cash balance of construction in progress for the period using the weighted-average interest rate on all outstanding debt, which approximated 6.8% for the year ended December 31, 2012. The balance of capitalized interest within construction in progress at December 31, 2012 and 2011 was $71,514 and $682,273, respectively. The amount capitalized during the year ended December 31, 2012 and 2011, relative to interest incurred was $1,051,987 and $374,970, respectively.

The Partnership had the following rental property activity for the year ended December 31, 2011 as described below:

•

In January 2011, Aviv Financing I acquired a property in Kansas from an unrelated third party for a purchase price of $3,045,000. The Partnership financed this purchase through cash and borrowings of $2,131,000 under the Acquisition Credit Line (see Footnote 7).

•

In March 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of approximately $2,200,000. The Partnership financed this purchase through cash.

•	In March 2011, Aviv Financing II acquired a property in Ohio from an unrelated third party for a purchase price of approximately $9,581,000. The Partnership financed this purchase through cash.

•

In March 2011, Aviv Financing II acquired a property in Florida from an unrelated third party for a purchase price of approximately $10,000,000. The Partnership financed this purchase through borrowings of $10,200,000 under the 2014 Revolver (see Footnote 7).

•	In April 2011, Aviv Financing II acquired three properties in Ohio from an unrelated third party for a purchase price of $9,250,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Kansas from an unrelated third party for a purchase price of $1,300,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired a property in Texas from an unrelated third party for a purchase price of $2,093,000. The Partnership financed this purchase through cash.

•	In April 2011, Aviv Financing II acquired three properties in Texas from an unrelated third party for a purchase price of $8,707,000. The Partnership financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired three properties in Kansas from an unrelated third party for a purchase price of $2,273,000. The Partnership financed this purchase through cash.

•	In May 2011, Aviv Financing II acquired a property in Missouri from an unrelated third party for a purchase price of $5,470,000. The Partnership financed this purchase through cash.

•

In May 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $12,000,000. In addition, as part of this acquisition, the Partnership recognized an approximate $3,333,000 addition to the purchase price as per the guidance within ASC 805 as it relates to the earn-out provision defined at closing (Level 3). The Partnership financed this purchase through cash.

•

In August 2011, Aviv Financing II acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,100,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In August 2011, Aviv Financing II acquired a property in Connecticut from an unrelated third party for a purchase price of $5,500,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In September 2011, Aviv Financing I acquired a property in Ohio from an unrelated third party for a purchase price of $3,200,000. The Partnership financed this purchase through borrowings under the 2014 Revolver (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Oklahoma from an unrelated third party for a purchase price of $3,300,000. The Partnership financed this purchase through cash and borrowings of $1,940,000 under the Acquisition Credit Line (see Footnote 7).

•	In November 2011, Aviv Financing I sold three vacant land parcels in Massachusetts to unrelated third parties for a sales price of $1,360,000 and recognized a gain of approximately $1,110,000.

•

In November 2011, Aviv Financing I acquired five properties in Kansas from an unrelated third party for a purchase price of $10,800,000. The Partnership financed this purchase through cash and borrowings of $7,560,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired seven properties in Pennsylvania and Ohio from an unrelated third party for a purchase price of $50,142,813. The Partnership financed this purchase through cash and borrowings of approximately $37,340,000 under the Acquisition Credit Line (see Footnote 7).

•

In November 2011, Aviv Financing I acquired a property in Pennsylvania from an unrelated third party for a purchase price of $6,657,187. The Partnership financed this purchase through cash. In December 2011, the Partnership added borrowings of approximately $4,660,000 under the Acquisition Credit Line (see Footnote 7) in connection with this property.

•

In December 2011, Aviv Financing I acquired eleven properties in California and Nevada from an unrelated third party for a purchase price of $24,845,100. The Partnership financed this purchase through cash and borrowings of $17,392,000 under the Acquisition Credit Line (see Footnote 7).

•

In December 2011, Aviv Financing I acquired a property in Arkansas from an unrelated third party for a purchase price of $4,750,000. The Partnership financed this purchase through cash and borrowings of $3,325,000 under the Acquisition Credit Line (see Footnote 7).

•	In December 2011, Aviv Financing I sold a vacant land parcel in Massachusetts to an unrelated third party for a sales price of $150,000 and recognized a gain of approximately $60,000.

Related to the above business combinations, the Partnership incurred approximately $2,824,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price paid for these properties acquired in 2011 as follows (excludes the earn-out provision discussed above) using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$26,264,000
Buildings and improvements	148,914,000
Furniture, fixtures and equipment	7,567,000
Above market leases	42,000
Below market leases	(2,437,000)
Lease intangibles	864,000

Borrowings and available cash	$181,214,000

For the business combinations in 2011, other than the acquisition in December for a purchase price of $24,845,100, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Partnership had the following rental property activity during the year ended December 31, 2010 as described below:

•

In March 2010, Aviv Financing III recognized an additional $8,121,000 addition to the purchase price for the August 2008 acquisitions of eight properties in California and Oregon from an unrelated third party as per the guidance within ASC 805. The addition is related to the earn-out provision defined at closing. Such $8,121,000 additions along with $1,480,000 previously accrued amounts at December 31, 2009 related to the acquisitions of two properties in April 2009 in California and Nevada under Aviv Financing I, were paid out in the amount of approximately $9,601,000.

•	In June 2010, Aviv Financing III acquired a property in Tennessee from an unrelated third party for a purchase price of approximately $3,380,000. The Partnership financed this purchase through cash.

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In July 2010, Aviv Financing I disposed of two properties in California to an unrelated third party for a total selling price of approximately $3,988,000, which resulted in a gain on disposal of approximately $582,000. The proceeds from the sale were primarily used to pay down a portion of the existing Credit Facility (see Footnote 7) by approximately $3,883,000.

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In September 2010, Aviv Financing I acquired a property in Virginia from an unrelated third party for a purchase price of approximately $5,000,000. The Partnership financed this purchase through borrowings of approximately $3,162,000 under the 2014 Revolver (see Footnote 7).

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In October 2010, Aviv Financing I acquired four properties in Missouri from various unrelated third parties for a purchase price of approximately $10,460,000. The Partnership financed this purchase through borrowings of approximately $7,718,000 under the 2014 Revolver (see Footnote 7).

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In November 2010, Aviv Financing III acquired a property in California from an unrelated third party for a purchase price of approximately $11,500,000. The Partnership financed this purchase through borrowings of approximately $7,800,000 under an acquisition loan.

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In December 2010, Aviv Financing III acquired a property in Connecticut from an unrelated third party for a purchase price of approximately $2,600,000. The Partnership financed this purchase through cash.

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In December 2010, Aviv Financing I acquired four properties in Kansas, Texas and Connecticut, from unrelated third parties for a purchase price of approximately $21,944,000. The Partnership financed this purchase through borrowings of approximately $15,666,000 under the 2014 Revolver (see Footnote 7).

•	In December 2010, Aviv Financing I sold a property located in Texas to an unrelated third party for a sales price of approximately $96,000.

Related to the above business combinations, the Partnership incurred approximately $618,000 of acquisition costs included in transaction costs on the consolidated statements of operations and comprehensive income. In accordance with ASC 805, the Partnership allocated the approximate net purchase price of these properties acquired in 2010 as follows using Level 2 and Level 3 inputs as a result of the Partnership purchasing the business and subsequently leasing the business to unrelated third party operators:

Land	$7,094,000
Buildings and improvements	52,087,000
Furniture, fixtures and equipment	3,824,000

Borrowings and available cash	$63,005,000

For the business combinations in 2010, the Partnership’s purchase price allocation of the purchased business and subsequent leasing of the business to unrelated third party operators does not include an allocation to intangible assets or intangible liabilities, as they are either immaterial or do not exist.

The Company considers renewals on above- or below-market leases when ascribing value to the in-place lease intangible liabilities at the date of a property acquisition. In those instances where the renewal lease rate pursuant to the terms of the lease does not adjust to a current market rent, the Company evaluates whether the stated renewal rate is above or below current market rates and considers the past and current operations of the property, the current rent coverage ratio of the operator, and the number of years until potential renewal option exercise. If renewal is considered probable based on these factors, an additional lease intangible liability is recorded at acquisition and amortized over the renewal period.